Capital and other commitments	12 Months Ended
Dec. 31, 2021
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Capital and other commitments
30. Capital and other commitments

	2021 $m	2020 $m
Contracts placed for expenditure not provided for in the Group Financial Statements
Property, plant and equipment	13	17
Intangible assets	4	2
	17	19
The Group has also committed to invest a further $6m (2020: $6m) in one of its associates.